Goodwill and Intangible Assets, Net (Schedule of Goodwill) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill
Acquisitions (Note 4)	$ 7	$ 1
Exchange rate changes	10	(15)
Goodwill	777	760	774
Accumulated impairment losses	0	0	0
Net book value	777	760	774
Advanced Engineered Materials [Member]
Goodwill
Acquisitions (Note 4)	0	0
Exchange rate changes	3	(5)
Goodwill	297	294	299
Accumulated impairment losses	0	0	0
Net book value	297	294	299
Consumer Specialties [Member]
Goodwill
Acquisitions (Note 4)	0	0
Exchange rate changes	3	(3)
Goodwill	249	246	249
Accumulated impairment losses	0	0	0
Net book value	249	246	249
Industrial Specialties [Member]
Goodwill
Acquisitions (Note 4)	7	1
Exchange rate changes	0	(1)
Goodwill	42	35	35
Accumulated impairment losses	0	0	0
Net book value	42	35	35
Acetyl Intermediates [Member]
Goodwill
Acquisitions (Note 4)	0	0
Exchange rate changes	4	(6)
Goodwill	189	185	191
Accumulated impairment losses	0	0	0
Net book value	$ 189	$ 185	$ 191